April 6, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:  Division of Investment Management

       Re:  Merrill Lynch Ready Assets Trust
	    Post-Effective Amendment No. 31 to the
	    Registration Statement on Form N-1A
	    (Securities Act File No. 2-52711,
	    Investment Company Act File No. 811-2556)

Ladies and Gentlemen:

   Pursuant to Rule 497 (j) under the Securities Act of
1933, as amended (the "1933 Act"), Merrill Lynch Ready Assets
Trust (the "Trust") hereby certifies that:

   (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497 (c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 31 to the Trust's Registration Statement on Form N-1A, constituting the most recent amendment to the Trust's Registration Statement on Form N-1A; and

   (2) the text of Post-Effective Amendment No.31 to the Trust's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange
       Commission on April 1, 1998.

				 Very truly yours,

			Merrill Lynch Ready Assets Trust

			By:     Thomas D. Jones, III /s/
			       _________________________
				 Thomas D. Jones, III
				     Secretary